UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment  [    ];  Amendment Number:
This Amendment  (Check only one.):    [     ]  is a restatement.
                                      [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Amerindo Investment Advisors Inc.
Address:           One Embarcadero Center, Suite 2300
                   San Francisco, California 94111

Form 13F File Number:     28-2623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:         Dana E. Smith
Title:        Chief Compliance Officer
Phone:        212-371-6360

Signature, Place, and Date of Signing:

/s/ Dana E. Smith   New York, New York     February 13, 2004

Report Type  (Check only one.):

[  X  ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[     ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          55

Form 13F Information Table Value Total:          $649,252 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        13F File Number        Name

       01         28-10424       Amerindo Investment Advisors Inc. Offshore

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                                              FORM 13F INFORMATION TABLE
                                                                         VALUE  SHARES/ SH/Put/INVSTMT OTHRVOTING AUTHORITY
NAME OF ISSUER                                TTL OF CLASS  CUSIP     (X$1000) PRN  AMT PRNCallDSCRETN MGRSSOLE    SHARED NONE
Abgenix, Inc.                                 COM           00339B107        65     5262 SH     DEFINED 01     5262      0   0
Alcatel                                       COM           013904305      1568   122020 SH     SOLE         122020      0   0
Alexion Pharmaceuticals, Inc.                 COM           015351109       358    21052 SH     DEFINED 01    21052      0   0
Amazon.com, Inc.                              COM           023135106       868    16500 SH     DEFINED 01    16500      0   0
Amazon.com, Inc.                              COM           023135106     91148  1732200 SH     SOLE        1732200      0   0
Ariba, Inc.                                   COM           04033V104      6125  2041816 SH     SOLE        2041816      0   0
Broadcom Inc.                                 COM           111320107       153     4500 SH     SOLE           4500      0   0
Brocade Communications Systems, Inc.          COM           111621108       132    22853 SH     DEFINED 01    22853      0   0
Brocade Communications Systems, Inc.          COM           111621108       191    33092 SH     SOLE          33092      0   0
BROKAT Antiengesellschaft                     COM                             0     1533 SH     DEFINED 01     1533      0   0
CancerVax Corporation                         COM           13738Y107      3141   331361 SH     DEFINED 01   331361      0   0
CancerVax Corporation                         COM           13738Y107     12493  1317879 SH     SOLE        1317879      0   0
Centura Software Corporation                  COM           15640W103         0      500 SH     DEFINED 01      500      0   0
CIENA Corporation                             COM           171779101       186    28416 SH     SOLE          28416      0   0
Cygnus Inc.                                   COM           232560102         0     1000 SH     DEFINED 01     1000      0   0
Divine Inc.                                   COM           255402406         0     3393 SH     DEFINED 01     3393      0   0
eBay Inc.                                     COM           278642103       905    14000 SH     DEFINED 01    14000      0   0
eBay Inc.                                     COM           278642103    129860  2009909 SH     SOLE        2009909      0   0
Enron Corporation                             COM           293561106         2    60000 SH     DEFINED 01    60000      0   0
FlexiInternational Software, Inc.             COM           338923105         9    45000 SH     DEFINED 01    45000      0   0
FreeMarkets, Inc.                             COM           356602102       115    17178 SH     SOLE          17178      0   0
Genzyme Corporation General Div.              COM           372917104       248     5028 SH     DEFINED 01     5028      0   0
Genzyme Corporation General Div.              COM           372917104       123     2500 SH     SOLE           2500      0   0
Gilead Sciences, Inc.                         COM           375558103       699    12000 SH     DEFINED       12000      0   0
Gilead Sciences, Inc.                         COM           375558103     64522  1107100 SH     SOLE        1107100      0   0
HomeStore.com                                 COM           437852106     24013  5076700 SH     SOLE        5076700      0   0
iBEAM Broadcasting Corporation                COM           45073P408         0      850 SH     DEFINED 01      850      0   0
ImClone Systems, Inc.                         COM           45245W109      1824    46000 SH     SOLE          46000      0   0
Internet Capital Group, Inc.                  COM           46059C106         7    20000 SH     DEFINED 01    20000      0   0
Internet Capital Group, Inc.                  COM           46059C106       222   642410 SH     SOLE         642410      0   0
Juniper Networks, Inc.                        COM           48203R104     12764   683300 SH     SOLE         683300      0   0
Medimmune, Inc.                               COM           584699102      2324    91569 SH     SOLE          91569      0   0
MicroStrategy                                 COM           594972408         1       11 SH     DEFINED 01       11      0   0
MicroStrategy                                 COM           594972408         3       52 SH     SOLE             52      0   0
Net2000 Communications, Inc.                  COM           64122G103         0      700 SH     DEFINED 01      700      0   0
OSI Pharmaceuticals, Inc.                     COM           671040103      1290    40000 SH     SOLE          40000      0   0
Persistence Software, Inc.                    COM           715329207        61    15000 SH     SOLE          15000      0   0
Paragon Financial Group                       COM           69912C105         4    21488 SH     DEFINED 01    21488      0   0
Paragon Financial Group                       COM           69912C105         0     2772 SH     SOLE           2772      0   0
Quokka Sports, Inc.                           COM           749077400         0      166 SH     DEFINED 01      166      0   0
Research in Motion LTD                        COM           760975102      7184   107500 SH     DEFINED 01   107500      0   0
Red Hat Inc.                                  COM           756577102     10061   536000 SH     SOLE         536000      0   0
Sonus Networks Inc.                           COM           835916107       605    80300 SH     SOLE          80300      0   0
Sycamore Networks, Inc.                       COM           871206108     11510  2204900 SH     SOLE        2204900      0   0
Time Warner, Inc.                             COM           887317105       153     8500 SH     SOLE           8500      0   0
Verisign, Inc.                                COM           92343E102        41     2500 SH     SOLE           2500      0   0
WebMD Corporation                             COM           94769M105       611    68000 SH     DEFINED 01    68000      0   0
WebMD Corporation                             COM           94769M105     30472  3389500 SH     SOLE        3389500      0   0
WebVan Group, Inc.                            COM           94845V103         0    90910 SH     DEFINED 01    90910      0   0
WorldCom, Inc.                                COM           98157D106         1    10350 SH     DEFINED 01    10350      0   0
XM Satellite Radio                            COM           983759101      1341    51000 SH     DEFINED 01    51000      0   0
XM Satellite Radio                            COM           983759101     62136  2363500 SH     SOLE        2363500      0   0
Yahoo! Inc.                                   COM           984332106       643    14275 SH     DEFINED 01    14275      0   0
Yahoo! Inc.                                   COM           984332106    169045  3754049 SH     SOLE        3754049      0   0
Zhone Technologies                            COM           98950P108        25     5000 SH     DEFINED 01     5000      0   0



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